UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page

     Report for the Calendar Year or Quarter Ended September 30, 2004

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Feirstein, Barry R.

Address:  540 Madison Avenue
          15th Floor
          New York, New York 10022

13F File Number: 28-4181

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Barry R. Feirstein
Title:
Phone:  (646) 521-8300

Signature, Place and Date of Signing:

/s/ Barry Feirstein             New York, New York           November 15, 2004
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                  [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

     Form 13F File Number            Name

     28-
         -----------------------     --------------------------

     [Repeat as necessary.]

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:       0

Form 13F Information Table Entry Total:  53

Form 13F Information Table Value Total:  $107,297
                                         (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

No.        Form 13F File Number                 Name

           28-
----          -------------------               ------------------------------

[Repeat as necessary.]

                                                    FORM 13F INFORMATION TABLE

                                                          Barry Feirstein
30-Sep-04

Item 1:                       Item 2:      Item 3:    Item 4:   Item 5:    Item 6:   Item 7:                  Item 8:

                                                      Fair Mkt  Shares or            Managers
Name of Issuer             Title           CUSIP      Value     Prncpl     Invstmnt  See            Voting Authority (shares)
                           of Class        Number     (x 1000)  Amt        Dscretn   Inst. V   (a) Sole    (b) Shared  (c) None
APPLE COMPUTER                 Common      037833100      969      25,000    SOLE                 25,000
ASTA FUNDING                   Common      046220109     1619     100,000    SOLE                100,000
AT ROAD INC                    Common      04648K105      422     100,000    SOLE                100,000
BLACKBOARD INC COM             Common      091935502      161       9,400    SOLE                  9,400
CAMECO CORP COM NPV            Common      13321L108    23772     300,000    SOLE                300,000
CEVA INC COM                   Common      157210105      395      50,000    SOLE                 50,000
CHICAGO BRIDGE & IRON CO   NY REGISTRY SH  167250109     2999     100,000    SOLE                100,000
CIPHERGEN BIOSYSTEMS COM       Common      17252Y104      390     100,000    SOLE                100,000
COLLEGIATE FDG SVCS COM        Common      19458M108     1256     100,000    SOLE                100,000
COLOR KINETICS INC COM         Common      19624P100     1280     100,000    SOLE                100,000
CREE INC                       Common      225447101     1525      50,000    SOLE                 50,000
DIAMOND OFFSHORE DRILLING      Common      25271C102     1155      35,000    SOLE                 35,000
DIGI INTL INC COM              Common      253798102      286      25,000    SOLE                 25,000
DURASWITCH INDUSTRIES COM      Common      266905207       26      10,000    SOLE                 10,000
EBAY INC COM                   Common      278642103      690       7,500    SOLE                  7,500
EDUCATION LENDING GRP          Common      28140A109     4434     300,000    SOLE                300,000
ENCORE CAP GROUP INC           Common      292554102       94       5,000    SOLE                  5,000
ENSCO INTL INC                 Common      26874Q100     1078      33,000    SOLE                 33,000
FARO TECHNOLOGIES              Common      311642102     2034     100,000    SOLE                100,000
FLUOR CORP                     Common      343412102     1336      30,000    SOLE                 30,000
FUEL-TECH N V                  Common      359523107     1470     300,000    SOLE                300,000
GLOBAL SOURCES LTD ORD          ORD        G39300101      398      50,000    SOLE                 50,000
GLOBAL SANTAFE CORP             SHS        G3930E101     1042      34,000    SOLE                 34,000
GOOGLE INC                     Common      38259P508      972       7,500    SOLE                  7,500
HEALTHEON WEBMD CORP           Common      94769M105      696     100,000    SOLE                100,000
I-FLOW CORP COM                Common      449520303    19968   1,379,000    SOLE              1,379,000
IMAGE ENTMT INC                Common      452439201      414     100,000    SOLE                100,000
IRVINE SENSORS CORP            Common      463664508       21      10,000    SOLE                 10,000
JACOBS ENGR GROUP INC          Common      469814107     1149      30,000    SOLE                 30,000
LIGAND PHARMACEUTICALS         Common      53220K207     4509     450,000    SOLE                450,000
MILLICOM INTL CELLULAR SA     SHS NEW      L6388F110     3640     200,000    SOLE                200,000
MONEYGRAM INTL INC             Common      60935Y109      171      10,000    SOLE                 10,000
NETSOLVE INC COM               Common      64115J106     1298     120,000    SOLE                120,000
NIKU CORP                      Common      654113703      152      10,000    SOLE                 10,000
ONVIA INC                      Common      68338T403     3654     700,000    SOLE                700,000
PC-TEL INC                     Common      69325Q105      826     100,000    SOLE                100,000
PORTFOLIO RECOVERY ASSN        Common      73640Q105      147       5,000    SOLE                  5,000
PROCTER & GAMBLE               Common      742718109      541      10,000    SOLE                 10,000
PROVIDENCE SVC CORP            Common      743815102     1902      98,200    SOLE                 98,200
QC HOLDINGS INC                Common      74729T101      956      60,000    SOLE                 60,000
REGENERATION TECH DEL          Common      75886N100      100      12,500    SOLE                 12,500
RESEARCH IN MOTION LTD         Common      760975102      763      10,000    SOLE                 10,000
SANOFI AVENTIS                  ADR        80105N105     3661     100,000    SOLE                100,000
SCHLUMBERGER LTD               Common      806857108     1010      15,000    SOLE                 15,000
SMITH INTL INC                 Common      832110100     1032      17,000    SOLE                 17,000
STRATASYS INC                  Common      862685104     4064     128,800    SOLE                128,800
SUNOPTA INC                    Common      8676EP108      388      50,000    SOLE                 50,000
SYMYX TECHNOLOGIES             Common      87155S108      589      25,000    SOLE                 25,000
TIVO INC                       Common      888706108     2648     400,000    SOLE                400,000
TRANSOCEAN SEDCO FOREX         Common      G90078109     1073      30,000    SOLE                 30,000
WPT ENTERPRISES INC            Common      98211W108      500      50,000    SOLE                 50,000
XM SATELLITE RADIO HLD          CL A       983759101      776      25,000    SOLE                 25,000
YAHOO INC                      Common      984332106      848      25,000    SOLE                 25,000
                                                      107,297

00618-0001#524370